Note 11 - Mineral Property Interests - Schedule of Mineral Property Interests (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Balance		$ 8,953
Balance		9,578	$ 8,953
Mineral property interests [member] | QUEBEC
Statement Line Items [Line Items]
Balance		122,978	125,656
Option payment received			(880)
Disposition			(1,746)
Change in estimate of provision for site reclamation and closure (note 14)		(23)	(52)
Additions(a)	[1]	3,030
Impairment		(88,885)
Balance		37,100	122,978
Mineral property interests [member] | NUNAVUT
Statement Line Items [Line Items]
Balance		19,661	19,534
Option payment received			0
Disposition			0
Change in estimate of provision for site reclamation and closure (note 14)		427	127
Additions(a)	[1]	0
Impairment		(11,988)
Balance		8,100	19,661
Mineral property interests [member] | BRITISH COLUMBIA
Statement Line Items [Line Items]
Balance		142,639	145,190
Option payment received			(880)
Disposition			(1,746)
Change in estimate of provision for site reclamation and closure (note 14)		404	75
Additions(a)	[1]	3,030
Impairment		(100,873)
Balance		$ 45,200	$ 142,639

[1]	On February 29, 2024, the Company, and its joint operation partner Newmont, through their respective subsidiaries, closed a transaction whereby the Company acquired 100% control of the joint operation interests, the Éléonore South project, consolidating these properties into the Company’s portfolio at which time the joint venture operation was dissolved. The 49.978% that Newmont held was acquired by the Company for $3,000 while incurring $30 in transaction costs. As part of the same transaction, the Company also acquired a 10.9% interest in Sirios, as disclosed in note 8.